UNSECURED DEBT AND RELATED DERIVATIVES	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
UNSECURED DEBT AND RELATED DERIVATIVES

8.	UNSECURED DEBT AND RELATED DERIVATIVES
Unsecured Revolving Credit Facility
On March 3, 2023, the Trust amended its existing unsecured revolving credit facility (the ‘‘Credit Facility’’) to extend the maturity date for a new five-year term to March 31, 2028, with a limit of $1.0 billion. The Trust also amended the benchmark rates from the London Interbank Offered Rate ("LIBOR") to the Secured Overnight Financing Rate ("SOFR"), including a fixed spread for the basis difference between LIBOR and SOFR, for US dollar denominated draws and from LIBOR to the Euro Interbank Offered Rate ("EURIBOR") for Euro denominated draws. Such amendments to the benchmark rates resulted in no economic impact to Granite’s borrowing rates. As it is anticipated that the administrator of the Canadian Dollar Offered Rate ("CDOR") will cease publication of CDOR by June 28, 2024 and the Canadian financial benchmark will be replaced by the Canadian Overnight Repo Rate Average ("CORRA"), the Trust's Credit Facility contains fallback provisions to transition from CDOR to CORRA for Canadian dollar denominated draws when CDOR is discontinued.

Draws on the Credit Facility are available by way of Canadian dollar, US dollar or Euro denominated loans or Canadian dollar or US dollar denominated letters of credit. The Credit Facility provides the Trust the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $450.0 million with the consent of the participating lenders. While the Credit Facility matures on March 31, 2028, the Trust has the option to extend the maturity date by one year to March 31, 2029, subject to the agreement of lenders in respect of a minimum of 66 2/3% of the aggregate amount committed under the Credit Facility. As at December 31, 2023, the Trust had no amount drawn (2022 — nil) on the Credit Facility and $2.9 million (2022 — $3.5 million) in letters of credit issued against the Credit Facility.
Unsecured Debentures and Term Loans, Net

As at December 31,			2023		2022
	Maturity Date	Amortized Cost(1)	Principal issued and outstanding	Amortized Cost(1)	Principal issued and outstanding
2023 Debentures	November 30, 2023	$—	$—	$399,707	$400,000
2027 Debentures	June 4, 2027	498,497	500,000	498,057	500,000
2028 Debentures	August 30, 2028	498,193	500,000	497,806	500,000
2029 Debentures	April 12, 2029	397,629	400,000	—	—
2030 Debentures	December 18, 2030	497,917	500,000	497,616	500,000
2024 Term Loan	December 19, 2024	244,133	244,283	250,088	250,351
2025 Term Loan	September 15, 2025	527,786	528,180	540,677	541,300
September 2026 Term Loan	September 8, 2026	102,064	102,222	—	—
December 2026 Term Loan	December 11, 2026	299,763	300,000	299,686	300,000
		$3,065,982	$3,074,685	$2,983,637	$2,991,651
(1)The amounts outstanding are net of deferred financing costs. The deferred financing costs are amortized using the effective interest method and are included in interest expense.

As at December 31,	2023	2022
Unsecured Debentures and Term Loans, Net
Non-current	$2,821,849	$2,583,930
Current	244,133	399,707
	$3,065,982	$2,983,637

2023 Debentures

On December 20, 2016, Granite LP issued $400.0 million aggregate principal amount of 3.873% Series 3 senior debentures due November 30, 2023 (the “2023 Debentures”) at a nominal premium. Interest on the 2023 Debentures was payable semi-annually in arrears on May 30 and November 30 of each year. Deferred financing costs of $2.2 million were incurred and recorded as a reduction against the carrying value.

The 2023 Debentures were redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2023 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2023 Debenture, a price equal to which, if the 2023 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 62.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of November 30, 2023.

On November 30, 2023, Granite LP repaid in full the outstanding $400.0 million aggregate principal amount of the 2023 Debentures. In conjunction with the repayment, the mark to market liability of $18.5 million relating to the 2023 Cross Currency Interest Rate Swap was settled.

2027 Debentures

On June 4, 2020, Granite LP issued at par $500.0 million aggregate principal amount of 3.062% Series 4 senior debentures due June 4, 2027 (the “2027 Debentures”). Interest on the 2027 Debentures is payable semi-annually in arrears on June 4 and December 4 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2027 Debentures and are recorded as a reduction against the carrying value.

The 2027 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2027 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2027 Debenture, a price equal to which, if the 2027 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 65.0 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of June 4, 2027. Granite also has the option to redeem the 2027 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of June 4, 2027.

2028 Debentures

On August 30, 2021, Granite LP issued at par $500.0 million aggregate principal amount of 2.194% Series 6 senior unsecured debentures due August 30, 2028 (the “2028 Debentures”). Interest on the 2028 Debentures is payable semi-annually in arrears on February 28 and August 30 of each year. Deferred financing costs of $2.7 million were incurred in connection with the issuance of the 2028 Debentures and are recorded as a reduction against the carrying value.

The 2028 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2028 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2028 Debenture, a price equal to which, if the 2028 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 28.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of August 30, 2028. Granite also has the option to redeem the 2028 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of August 30, 2028.

2029 Debentures

On October 12, 2023, Granite LP issued at par $400.0 million aggregate principal amount of 6.074% Series 7 senior unsecured debentures due April 12, 2029 (the “2029 Debentures”). Interest on the 2029 Debentures is payable semi-annually in arrears on April 12 and October 12 of each year. Deferred financing costs of $2.5 million were incurred in connection with the issuance of the 2029 Debentures and are recorded as a reduction against the carrying value.

The 2029 Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2029 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2029 Debenture, a price equal to which, if the 2029 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 50.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of April 12, 2029. Granite also has the option to redeem the 2029 Debentures at par plus any accrued and unpaid interest within one month of the maturity date of April 12, 2029.

2030 Debentures

On December 18, 2020, Granite LP issued at par $500.0 million aggregate principal amount of 2.378% Series 5 senior debentures due December 18, 2030 (the “2030 Debentures”). Interest on the 2030 Debentures is payable semi-annually in arrears on June 18 and December 18 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2030 Debentures and are recorded as a reduction against the carrying value.

The 2030 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2030 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2030 Debenture, a price equal to which, if the 2030 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 39.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of December 18, 2030. Granite also has the option to redeem the 2030 Debentures at par plus any accrued and unpaid interest within three months of the maturity date of December 18, 2030.

2024 Term Loan

On December 19, 2018, Granite LP entered into and fully drew upon a US$185.0 million senior unsecured non-revolving term facility that originally matured on December 19, 2022. On October 10, 2019, Granite refinanced the US$185.0 million term facility and extended the maturity date two years to December 19, 2024 (the “2024 Term Loan”). The 2024 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on SOFR (previously LIBOR) plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in arrears. Deferred financing costs of $0.8 million were incurred and are recorded as a reduction against the carrying value.

In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was terminated on September 24, 2019 and blended into a new cross currency interest rate swap (note 8(c)).

The 2024 Term Loan’s interest was initially based on LIBOR plus an applicable margin, but as the Federal Reserve Board discontinued the publication of the US dollar LIBOR benchmark rates on June 30, 2023 and replaced it with SOFR, on April 19, 2023, Granite amended the 2024 Term Loan and 2024 Cross Currency Interest Rate Swap to update the benchmark rates in these agreements from LIBOR to SOFR, including a fixed spread for the basis difference between LIBOR and SOFR, without any economic impact or change to Granite's risk management strategy.

2025 Term Loan

On September 15, 2022, Granite LP entered into and fully drew upon a US$400.0 million senior unsecured non-revolving term facility that will mature on September 15, 2025 (the “2025 Term
Loan”). The 2025 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on SOFR plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in arrears. Deferred financing costs of $0.7 million were incurred and are recorded as a reduction against the carrying value.

September 2026 Term Loan

On September 7, 2023, Granite LP entered into and fully drew upon a €70.0 million senior unsecured non-revolving term facility that will mature on September 8, 2026 (the “September 2026 Term Loan”). The September 2026 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on EURIBOR plus a margin and is payable monthly in arrears. Deferred financing costs of $0.2 million were incurred and are recorded as a reduction against the carrying value.

December 2026 Term Loan

On December 12, 2018, Granite LP entered into and fully drew upon a $300.0 million senior unsecured non-revolving term facility that originally matured on December 12, 2025. On November 27, 2019, Granite refinanced the $300.0 million term facility and extended the maturity date one year to December 11, 2026 (the “December 2026 Term Loan”). The December 2026 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on CDOR plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in advance. Deferred financing costs of $1.5 million were incurred and are recorded as a reduction against the carrying value.

In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was settled on November 27, 2019 and a new cross currency interest rate swap was entered into (note 8(c)).

As a result of the anticipated cessation of the publication of CDOR by June 28, 2024 and the Canadian financial benchmark being replaced by CORRA, subsequent to the year ended December 31, 2023, on February 8, 2024, Granite amended the December 2026 Term Loan and December 2026 Cross Currency Interest Rate Swap to update the benchmark rates in these agreements from CDOR to CORRA including a fixed spread for the basis difference between CDOR and CORRA, without any economic impact or change to Granite's risk management strategy.
The 2027 Debentures, 2028 Debentures, 2029 Debentures, 2030 Debentures, 2024 Term
Loan, 2025 Term Loan, September 2026 Term Loan and December 2026 Term Loan rank pari passu with all of Granite LP’s other existing and future senior unsecured indebtedness and are guaranteed by Granite REIT and Granite GP.
(c) Derivatives

As at December 31,								2023	2022
	Notional amount to be paid		Interest payment rate	Notional amount to be received		Interest receipt rate	Maturity date	Fair value assets (liabilities)	Fair value assets (liabilities)
2023 Cross Currency Interest Rate Swap (1)	281,100	EUR	2.430%	400,000	CAD	3.873%	Nov. 30, 2023	$—	$(7,076)
2024 Cross Currency Interest Rate Swap	168,200	EUR	0.522%	185,000	USD	SOFR plus margin (6)	Dec. 19, 2024	9,042	24,891
2025 Interest Rate Swap (2)	—	—	5.016%	—	—	SOFR plus margin	Sept. 15, 2025	4,847	5,244
September 2026 Interest Rate Swap (3)	—	—	4.333%	—	—	EURIBOR plus margin	Sept. 8, 2026	(2,105)	—
December 2026 Cross Currency Interest Rate Swap	205,500	EUR	1.355%	300,000	CAD	CDOR plus margin (7)	Dec. 11, 2026	24,223	39,264
2027 Cross Currency Interest Rate Swap	370,300	USD	2.964%	500,000	CAD	3.062%	June 4, 2027	18,402	8,123
2028 Cross Currency Interest Rate Swap	119,100	USD	2.096%	150,000	CAD	2.194%	Aug. 30, 2028	(3,067)	(6,391)
2028 Cross Currency Interest Rate Swap (4)	242,100	EUR	0.536%	350,000	CAD	2.194%	Aug. 30, 2028	8,998	19,450
2029 Cross Currency Interest Rate Swap (5)	277,700	EUR	4.958%	400,000	CAD	6.103%	Apr. 12, 2029	(3,257)	—
2030 Cross Currency Interest Rate Swap	319,400	EUR	1.045%	500,000	CAD	2.378%	Dec. 18, 2030	43,730	54,883
								$100,813	$138,388
(1)On November 30, 2023, Granite LP settled the 2023 Cross Currency Interest Rate Swap in conjunction with the repayment of the 2023 Debentures (note 8(b)).
(2)On September 15, 2022, Granite LP entered into a float to fixed interest rate swap (the “2025 Interest Rate Swap”) to exchange the floating SOFR portion of the interest payments of the 2025 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 5.016%.
(3)On September 8, 2023, Granite LP entered into a float to fixed interest rate swap (the “September 2026 Interest Rate Swap”) to exchange the floating EURIBOR-based interest payments of the September 2026 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 4.333%.
(4)On February 3, 2022, Granite terminated $350.0 million of a total $500.0 million principal of the 2028 Cross Currency Interest Rate Swap and simultaneously entered into a new $350.0 million cross-currency interest rate swap maturing August 30, 2028, to exchange the Canadian dollar denominated principal and interest payments of the 2028 Debentures for Euro denominated payments at a fixed interest rate of 0.536%. Upon termination, Granite paid $6.6 million to settle the mark-to-market liability relating to the $350.0 million principal portion of the 2028 Cross Currency Interest Rate Swap.
(5)On October 10, 2023, Granite LP entered into a cross currency interest rate swap (the "2029 Cross Currency Interest Rate Swap"), which commenced on October 12, 2023 to exchange the Canadian dollar denominated principal and interest payments of the 2029 Debentures for Euro denominated principal and interest payments resulting in an all-in effective fixed interest rate of 4.929%.
(6)On April 19, 2023, Granite amended the 2024 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from LIBOR to SOFR, including a fixed spread for the basis difference between LIBOR and SOFR, without any economic impact or change to Granite's risk management strategy.
(7)Subsequent to the year ended December 31, 2023, on February 8, 2024, Granite amended the December 2026 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from CDOR to CORRA, including a fixed spread for the basis difference between CDOR and CORRA, without any economic impact or change to Granite's risk management strategy (note 8(b)).

As at December 31,	2023	2022
Financial assets at fair value
Non-current	$100,200	$151,855
Current	9,042	—
	$109,242	$151,855

Financial liabilities at fair value
Non-current	$8,429	$6,391
Current	—	7,076
	$8,429	$13,467

For the year ended December 31, 2023, the cross currency interest rate swaps, the combination of the 2025 Term Loan and 2025 Interest Rate Swap, the combination of the September 2026 Term Loan and September 2026 Interest Rate Swap, and the EUR denominated draws under the Credit Facility are designated as net investment hedges of the Trust’s investments in foreign operations ("Net Investment Hedges"). The effectiveness of the hedges is assessed quarterly. Gains and losses associated with the effective portion of the hedges are recognized in other comprehensive (loss) income. For the year ended December 31, 2023, the Trust has assessed the Net Investment Hedges, except for the 2023 Cross Currency Interest Rate Swap (for the period from October 12, 2023 to November 30, 2023), a portion of the 2024 Cross Currency Interest Rate Swap, a portion of the combination of the 2025 Term Loan and 2025 Interest Rate Swap, and a portion of the combination of the September 2026 Term Loan and September 2026 Interest Rate Swap, to be effective.

On October 12, 2023, as a result of the designation of the 2029 Cross Currency Interest Rate Swap, the Trust de-designated the 2023 Cross Currency Interest Rate Swap. Since the Trust did not employ hedge accounting for the 2023 Cross Currency Interest Rate Swap from the period October 12, 2023 to November 30, 2023, a fair value loss of $12.4 million is recognized in fair value losses (gains) on financial instruments, net (note 14(e)) in the combined statement of net income.
For the year ended December 31, 2023, a net fair value loss of $20.4 million has been recognized in fair value losses (gains) on financial instruments, net (note 14(e)) in the combined statement of net income, due to the de-designation of the 2023 Cross Currency Interest Rate Swap (from the period October 12, 2023 to November 30, 2023) and the ineffectiveness relating to the interest rate portion of certain hedging relationships described above.
The Trust has elected to record the differences resulting from the interest rates associated with the derivatives in the combined statements of net income.